UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                5/3/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 106
                                        -------------------

Form 13F Information Table Value Total: $248,353
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
----------------------- -------------- ---------  ----------  --------  -------------------- -------- -----------------------
    NAME OF ISSUER      TITLE OF CLASS   CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS     VOTING AUTHORITY
                                         NUMBER      MARKET   PRINCIPAL     DISCRETION                ------- ------- -------
                                                     VALUE      AMOUNT  ------ ------ ------            (A)     (B)     (C)
                                                                          (A)   (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
----------------------- -------------- ---------  ----------  --------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES          COM       002824100      8,240   176,025      X                           24,000         152,025
ALLEGHENY TELEDYNE           COM       016900102        825    43,550      X                                           43,550
ALLIED SIGNAL                COM       019512102      6,894   140,163      X                           11,800         128,363
AMBAC                        COM       023139108      2,128    39,400      X                                           39,400
AMER HOME PRODUCTS           COM       026609107      1,667    25,550      X                                           25,550
AMERICAN EXPRESS             COM       025816109      2,903    24,650      X                                           24,650
AMERICAN INTL GROUP          COM       026874107        203     1,687      X                                            1,687
AMERITECH                    COM       030954101        271     4,700      X                                            4,700
AMETEK                       COM       031100100      2,714   148,705      X                           11,000         137,705
AMGEN                        COM       031162100      8,620   115,120      X                           28,200          86,920
ANHEUSER BUSCH               COM       035229103      2,021    26,550      X                                           26,550
APPLIED MATERIALS            COM       038222105      4,049    65,640      X                                           65,640
ARMSTRONG WORLD              COM       042476101        237     5,250      X                                            5,250
ASSOCIATES FIRST CAP         COM       046008108        281     6,234      X                                            6,234
AVON PRODUCTS                COM       054303102      7,709   163,800      X                           29,600         134,200
BANK OF NEW YORK CO          COM       064057102        295     8,200      X                                            8,200
BANK ONE                     COM       059438101      3,001    54,504      X                                           54,504
BANKAMERICA                  COM       06605f102      3,410    48,288      X                            9,900          38,388
BECTON DICKINSON             COM       075887109      3,486    91,000      X                                           91,000
BRIGGS & STRATTON            COM       109043109        769    15,600      X                                           15,600
BRISTOL-MYERS SQUIBB         COM       110122108      2,077    32,390      X                                           32,390
CARDINAL HEALTH              COM       14149Y108        297     4,500      X                            4,500               0
CARNIVAL CORP                COM       143658102        422     8,700      X                                            8,700
CATERPILLAR INC              COM       149123101      1,658    36,085      X                                           36,085
CHAMPION ENTERPRISES         COM       158496109      2,622   135,350      X                           22,600         112,750
CHASE MANHATTAN              COM       16161A108        983    12,080      X                            6,600           5,480
CISCO SYSTEMS                COM       751277302      6,438    58,760      X                           12,725          46,035
CITIGROUP                    COM       172967101        615     9,625      X                            2,500           7,125
COCA COLA                    COM       191216100      1,368    22,289      X                                           22,289
COMAIR HOLDINGS              COM       199789108      5,794   245,264      X                                          245,264
COMERICA                     COM       200340107        288     4,605      X                                            4,605
COMPAQ COMPUTER              COM       204493100      1,628    51,368      X                           14,000          37,368
COMPUTER ASSOCIATES          COM       204912109      5,709   160,535      X                           12,000         148,535
COMPUWARE                    COM       205638109        547    22,904      X                                           22,904
CONSECO                      COM       208464107        899    29,119      X                            9,205          19,914
COSTCO COS                   COM       22160Q102        668     7,300      X                            7,300               0
CRANE CO                     COM       224399105        660    27,300      X                                           27,300
CUMMINS ENGINE               COM       231021106      1,166    32,800      X                            3,000          29,800
DAIMLERCHRYSLER              COM       d1668r123        212     2,468      X                                            2,468
DELL COMPUTER                COM       247025109     10,070   246,350      X                           18,000         228,350
DELTA AIR LINES              COM       247361108      3,268    47,025      X                                           47,025
DOVER CORP                   COM       260003108      1,410    42,900      X                                           42,900
DOW CHEMICAL                 COM       260543103        228     2,450      X                                            2,450
DU PONT                      COM       263534109      3,571    61,500      X                            7,600          53,900
EASTMAN KODAK                COM       277461109        837    13,100      X                            2,500          10,600
EATON CORP                   COM       278058102      1,720    24,050      X                            2,800          21,250
EQUIFAX                      COM       294429105      3,464   100,780      X                           14,300          86,480
ETHAN ALLEN INTERIORS        COM       297602104        833    20,040      X                                           20,040
EXXON CORP                   COM       302290101        265     3,762      X                                            3,762
F M C CORP                   COM       302491303        810    16,400      X                            8,200           8,200
FANNIE MAE                   COM       313586109      2,448    35,350      X                            1,000          34,350
FIRST UNION                  COM       337358105      5,708   106,819      X                           16,500          90,319
FORD MOTOR CO                COM       345370100      3,395    59,883      X                            5,500          54,383
FREDDIE MAC                  COM       313400301      1,433    25,000      X                                           25,000
G T E CORP                   COM       362320103        204     3,377      X                                            3,377
GENERAL MOTORS               COM       370442105      7,037    80,884      X                           14,400          66,484
GOODYEAR TIRE                COM       382550101      1,049    21,050      X                                           21,050
HEWLETT PACKARD              COM       428236103        318     4,683      X                                            4,683
HONEYWELL INC                COM       438506107        250     3,300      X                            3,300               0
I B M CORP                   COM       459200101        272     1,532      X                                            1,532
I C N PHARM                  COM       448924100      2,232    88,830      X                           20,000          68,830
IMS HEALTH                   COM       449934108      5,249   158,458      X                           24,000         134,458
INTEL CORP                   COM       458140100      8,552    71,945      X                           11,900          60,045
INTERPUBLIC GROUP            COM       460690100      1,219    15,650      X                            5,250          10,400
KIMBERLY-CLARK               COM       494368103      2,346    48,940      X                            9,700          39,240
KING WORLD PRODNS            COM       495667107      1,960    64,134      X                                           64,134
LUCENT TECHNOLOGIES          COM       549463107        480     4,447      X                            4,000             447
M B N A CORP                 COM       55262L100      6,912   289,515      X                           29,412         260,103
MASCOTECH INC                COM       574670105      1,213    78,250      X                                           78,250
MATTEL                       COM       577081102      3,176   127,347      X                           14,375         112,972
MAYTAG CORP                  COM       578592107      4,409    73,035      X                           20,400          52,635
MCI WORLD COMM               COM       98155K102        810     9,143      X                            7,700           1,443
MEDTRONIC                    COM       585055106        273     3,800      X                            3,800               0
MERCK & CO                   COM       589331107      4,547    56,750      X                                           56,750
MICROSOFT                    COM       594918104      1,267    14,140      X                            7,200           6,940
MILLIPORE                    COM       601073109      1,093    45,300      X                            9,000          36,300
MORGAN J P                   COM       616880BF6        833     6,750      X                            2,700           4,050
MYLAN LABORATORIES           COM       628530107        711    25,900      X                                           25,900
NATIONAL CITY CORP           COM       635405103      1,454    21,900      X                                           21,900
NUCOR                        COM       670346105        629    14,270      X                                           14,270
ORACLE SYSTEMS               COM       68389X105      3,979   150,870      X                                          150,870
P P G INDUSTRIES             COM       693506107      2,132    41,600      X                           13,000          28,600
PEPSICO                      COM       713448108        891    22,734      X                           12,800           9,934
PFIZER                       COM       717081103      2,160    15,564      X                            5,000          10,564
PIONEER STD ELEC             COM       723877106        397    60,550      X                                           60,550
RALSTON PURINA               COM       751277302      2,176    81,550      X                                           81,550
RAYMOND JAMES FINL           COM       754730109      3,148   159,385      X                                          159,385
ROWAN COS                    COM       779382100      1,262    99,500      X                                           99,500
S B C COMMUNICATIONS         COM       78387g103        222     4,700      X                                            4,700
SAFEWAY INC                  COM       786514208      2,622    51,100      X                            9,600          41,500
SCHERING-PLOUGH              COM       806605101      7,968   144,219      X                                          144,219
SEAGATE TECHNOLOGY           COM       811804103      1,977    66,890      X                           17,356          49,534
SEALED AIR CORP              COM       812115103        600    12,200      X                            3,000           9,200
SHOREWOOD PKG CORP           COM       825229107      3,050   155,390      X                                          155,390
STAPLES                      COM       855030102        577    17,550      X                           17,550               0
SUNDSTRAND                   COM       867323107        601     8,650      X                                            8,650
SUPERIOR INDUSTRIES          COM       868168105      2,547   109,545      X                           21,200          88,345
TEXAS INDUSTRIES             COM       882491103      2,032    81,900      X                                           81,900
TEXAS INSTRUMENTS            COM       882508104      4,289    43,210      X                            8,800          34,410
TIDEWATER INC                COM       886423102      1,991    76,950      X                           16,000          60,950
U S BANCORP DEL              COM       902973106      4,438   130,284      X                           15,000         115,284
UNION CARBIDE                COM       905581104        996    22,050      X                                           22,050
UNITED TECHNOLOGIES          COM       913017109      4,981    36,775      X                            4,300          32,475
WACHOVIA CORP                COM       929771103        498     6,140      X                                            6,140
WARNER LAMBERT               COM       934488107        278     4,200      X                                            4,200
WELLS FARGO                  COM       949746101        812    23,150      X                           14,800           8,350